Cash flows from financing activities	12 Months Ended
Dec. 31, 2025
Cash Flows From Financing Activities
Cash flows from financing activities

24. Cash flows from financing activities

Reconciliation of cash flows from liabilities arising from financing activities

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total loans and borrowings	Subordinated notes	Total
December 31, 2022	6,497	280	4,404	11,181	–	11,181
Additions	1,500	–	450	1,950	–	1,950
Payments (i)	(542)	(50)	(66)	(658)	–	(658)
Interest paid (ii)	(454)	(24)	(265)	(743)	–	(743)
Cash flow from financing activities	504	(74)	119	549	–	549
Effect of exchange rate	19	20	(64)	(25)	–	(25)
Interest accretion	454	24	288	766	–	766
Non-cash changes	473	44	224	741	–	741
December 31, 2023	7,474	250	4,747	12,471	–	12,471
Additions	2,033	–	2,822	4,855	–	4,855
Payments (i)	(1,037)	(46)	(1,522)	(2,605)	–	(2,605)
Interest paid (ii)	(527)	(20)	(321)	(868)	–	(868)
Cash flow from financing activities	469	(66)	979	1,382	–	1,382
Acquisition of Aliança Energia	214	32	–	246	–	246
Effect of exchange rate	(121)	101	(164)	(184)	–	(184)
Interest accretion	503	20	354	877	–	877
Non-cash changes	596	153	190	939	–	939
December 31, 2024	8,539	337	5,916	14,792	–	14,792
Additions	1,830	–	2,888	4,718	750	5,468
Transaction costs	–	–	–	–	(9)	(9)
Payments (i)	(373)	(44)	(1,037)	(1,454)	–	(1,454)
Interest paid (ii)	(610)	(23)	(367)	(1,000)	–	(1,000)
Cash flow from financing activities	847	(67)	1,484	2,264	741	3,005
Transfer to held for sale (Energy Assets)	(210)	(30)	–	(240)	–	(240)
Effect of exchange rate	145	22	15	182	–	182
Interest accretion	732	23	381	1,136	4	1,140
Non-cash changes	667	15	396	1,078	4	1,082
December 31, 2025	10,053	285	7,796	18,134	745	18,879

(i) Includes bond premium repurchase.

(ii) Classified as operating activities in the statement of cash flows.

Fundings in 2025

•	In the fourth quarter of 2025, the Company (i) issued subordinated notes in the total amount of US$750, with maturity in 2056, and (ii) contracted loans of US$420, indexed to Secured Overnight Financing Rate (“SOFR”), adjusted for spread, and maturing in 2029.
•	In the third quarter of 2025, the Company contracted loans of US$1,011 indexed to SOFR or Loan Prime Rate (LPR) adjusted for spread adjustments with maturities between 2028 and 2030.
•	In the second quarter of 2025, the Company (i) contracted loans of US$596, indexed to SOFR plus spread adjustments, with maturities between 2026 and 2030, and (ii) issued debentures of US$1,080 (R$6 billion), indexed to Brazilian Consumer Price Index (IPCA) plus 6.76% to 6.89% per year, paid semi-annually. The issuance was structured in three series of US$363 (R$2 billion) each, maturing in 2032, 2035, and 2037. The proceeds will be used in infrastructure investment projects related to railway concessions.
•	In the first quarter of 2025, the Company (i) contracted loans of US$861 indexed to SOFR plus spread adjustments with maturities between 2026 and 2029, and (ii) issued bonds of US$750 with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.

Payments in 2025

•	In the fourth quarter of 2025, the Company paid interest on debentures in the amount of US$71.
•	In the third quarter of 2025, the Company settled loans of US$449.
•	In the second quarter of 2025, the Company paid interest on debentures in the amount of US$28.
•	In the first quarter of 2025, the Company settled loans of US$150 and redeemed notes maturing in 2034, 2036, and 2039 in the total amount of US$329 and paid a premium of US$44, recorded as “Bond premium repurchase” in the financial results of the period.

Fundings in 2024

•	In the fourth quarter of 2024, the Company (i) contracted a loan of US$300 with Bank of Nova Scotia indexed to SOFR plus spread adjustments and maturing in 2027, (ii) issued debentures of US$1 billion (R$6 billion) indexed to IPCA plus 6.38% to 6.43% per year, paid semi-annually, and maturing in 2034, 2036 and 2039. The proceeds were received in November 2024 and will be used in infrastructure projects related with the railway concessions, (iii) contracted a loan of US$300 with BBM Bank indexed to SOFR plus spread adjustments and maturing in 2029, (iv) contracted a loan of US$250 with The Hongkong and Shanghai Banking Corporation indexed to SOFR plus spread adjustments and maturing in 2028, and (v) contracted a loan of US$50 with DBS Bank indexed to SOFR plus spread adjustments and maturing in 2026.
•	In the third quarter of 2024, the Company contracted loans of US$962 indexed to SOFR plus spread adjustments with maturities between 2027 and 2029.
•	In the second quarter of 2024, the Company (i) issued bonds of US$1 billion with a coupon of 6.45% per year, payable semi-annually, and maturing in 2054 and (ii) contracted a loan of US$90 with the Canadian Imperial Bank of Commerce (“CIBC”) indexed to SOFR plus spread adjustments and maturing in 2024.
•	In the first quarter of 2024, the Company contracted loans of US$870 indexed to SOFR plus spread adjustments with maturities between 2024 and 2035.

Payments in 2024

•	In the fourth quarter of 2024, the Company settled the loan contracted with HSBC Bank, in the amount of US$250.
•	In the third quarter of 2024, the Company (i) settled loans of US$599 and (ii) redeemed notes with maturity date in 2026, 2036 and 2039, in the total amount of US$970 and paid a premium of US$50, recorded as “Bond premium repurchase” in the financial results of the period.
•	In the first quarter of 2024, the Company paid principal and interest of debentures, in the amount of US$46.

Fundings in 2023

•	In the third quarter of 2023, the Company contracted a loan of US$150 with Citibank, indexed to SOFR with spread adjustments and maturing in 2028.
•	In the second quarter of 2023, Vale issued notes of US$1,500 with a coupon of 6.125% per year, payable semi-annually, and maturing in 2033.
•	In the first quarter of 2023, the Company contracted a loan of US$300 with the Industrial and Commercial Bank of China Limited, Panama Branch (“ICBC”) indexed to SOFR with spread adjustments and maturing in 2028.

Payments in 2023

•	In the second quarter of 2023, Vale repurchased notes with maturity date in 2026, 2036 and 2039, in the total amount of US$500 and paid a premium of US$22, recorded as “financial expenses” in the income statement for the year period ended December 31, 2023.
•	In the first quarter of 2023, the Company paid principal and interest of debentures, in the amount of US$24.